Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commissions, related party	$ 630,433	$ 932,123	$ 856,334
Vessel operating expenses, related party	191,655	207,602	130,384
General and administrative expenses, related party	3,459,943	3,072,583	2,638,427
Interest and other financing costs, related party	6,486,814	3,853,047	2,339,023
Related Party [Member]
General and administrative expenses, related party	1,350,000	1,460,000	1,710,000
Interest and other financing costs, related party	$ 0	$ 0	$ 79,533